Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Capital Stock
Note 7 : Capital Stock

Note 7: Capital Stock

For the quarter ended September 30, 2021 the Company issued 7,800 shares of common stock for a purchase price of $1 per share to investors.

For the quarter ended June 30, 2021 the Company issued 9,700 shares of common stock for a purchase price of $1 per share to investors.

On September 28, 2020 the Company issued 20,000,000 shares of common stock for a purchase price of $0.001 per share to our sole shareholder on receiving aggregate proceeds of $20,000.

On November 17, 2020 the Company increased its authorized capital to 200,000,000 shares with a par value of $0.001 per share, of which, 180,000,000 shares are designated as common shares and 20,000,000 shares are designated as preferred shares.

The Company has not issued any preferred shares to date and it has no plan to issue any preferred shares at present. In the event that the Company decides to issue preferred shares, the Board of Directors will be authorized to fix the rights that preferred shareholders are entitled to and disclose to subscribers of the offering of those preferred shares on such rights.

As of September 30, 2021 there are no outstanding stock options or warrants.

Note 7: Capital Stock

On September 28, 2020 the Company issued 20,000,000 shares of common stock for a purchase price of $0.001 per share to our sole shareholder on receiving aggregate proceeds of $20,000.

On November 17, 2020 the Company increased its authorized capital to 200,000,000 shares with a par value of $0.001 per share, of which, 180,000,000 shares are designated as common shares and 20,000,000 shares are designated as preferred shares.

The preferred shares may be issued from time to time in one or more series, with such distinctive serial designations as may be stated or expressed in the resolution or resolutions providing for the issue of such stock adopted from time to time by the Board of Directors; and in such resolution or resolutions providing for the issuance of shares of each particular series, the Board of Directors is also expressly authorized to fix: the right to vote, if any; the consideration for which the shares of such series are to be issued; the number of shares constituting such series, which number may be increased (except as otherwise fixed by the Board of Directors) or decreased (but not below the number of shares thereof then outstanding) from time to time by action of the Board of Directors; the rate of dividends upon which and the times at which dividends on shares of such series shall be payable and the preference, if any, which such dividends shall have relative to dividends on shares of any other class or classes or any other series of stock of the corporation; whether such dividends shall be cumulative or noncumulative, and if cumulative, the date or dates from which dividends on shares of such series shall be cumulative; the rights, if any, which the holders of shares of such series shall have in the event of any voluntary or involuntary liquidation, merger, consolidation, distribution or sale of assets, dissolution or winding up of the affairs of the corporation; the rights, if any, which the holders of shares of such series shall have to convert such shares into or exchange such shares for shares of any other class or classes or any other series of stock of the corporation or for any debt securities of the corporation and the terms and conditions, including price and rate of exchange, of such conversion or exchange; whether shares of such series shall be subject to redemption, and the redemption price or prices and other terms of redemption, if any, for shares of such series including, without limitation, a redemption price or prices payable in shares of Common Stock; the terms and amounts of any sinking fund for the purchase or redemption of shares of such series; and any and all other designations, preferences, and relative, participating, optional or other special rights, qualifications, limitations or restrictions thereof pertaining to shares of such series’ permitted by law.

As of December 31, 2020 there were no outstanding stock options or warrants.